Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The components of the Company’s provision for income taxes for the year ended December 31, 2018 are as follows (in thousands):

Current income tax expense
Federal	$—
State	—

—
Deferred income tax expense
Federal	277,794
State	79,068

356,862

Provision for income taxes	$356,862

Schedule of Deferred Tax Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2018 include the following (in thousands):

Deferred income tax assets
Net operating losses	$42,013
Other	4,409

46,422
Deferred income tax liabilities
Oil and natural gas properties	(377,362)
Derivative contracts	(25,922)

(403,284)

Deferred tax liabilities, net	$(356,862)

Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation, stated as a percentage of pretax income, of the United States statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2018:

	Amount	Percent
	(in thousands)
Income (loss) at U.S. federal statutory rate	$45,400	21.0%
Net effect of state income taxes	9,173	4.2%
Change in tax status	304,455	140.8%
Other	(2,166)	(1.0)%

Income tax provision / Effective rate	$356,862	165.0%